Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative 1 [Line Items]
Derivative financial assets	$ 185,551	$ 176,084
Derivative financial liabilities	180,636	192,181
Notional amounts related to derivative financial assets and liabilities	12,602,000	12,368,500
Other notional amounts	17,222,800	20,365,800
Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	41,400	55,600
Derivative financial liabilities	36,600	52,900
Notional amounts related to derivative financial assets and liabilities	3,643,800	3,524,100
Other notional amounts	16,843,500	20,073,900
Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	3,100	4,000
Derivative financial liabilities	3,700	4,700
Notional amounts related to derivative financial assets and liabilities	143,800	274,900
Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	100,900	78,700
Derivative financial liabilities	94,600	89,900
Notional amounts related to derivative financial assets and liabilities	7,207,300	6,913,300
Other notional amounts	268,800	180,400
Equity / index
Derivative 1 [Line Items]
Derivative financial assets	36,900	35,500
Derivative financial liabilities	42,700	41,400
Notional amounts related to derivative financial assets and liabilities	1,364,800	1,396,800
Other notional amounts	93,300	95,000
Commodities
Derivative 1 [Line Items]
Derivative financial assets	2,600	2,000
Derivative financial liabilities	2,200	1,600
Notional amounts related to derivative financial assets and liabilities	155,400	142,900
Other notional amounts	17,100	16,400
Other
Derivative 1 [Line Items]
Derivative financial assets	600	400
Derivative financial liabilities	800	1,600
Notional amounts related to derivative financial assets and liabilities	86,900	116,500
of which: forwards | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	100	100
Derivative financial liabilities	0	100
Notional amounts related to derivative financial assets and liabilities	92,900	122,400
Other notional amounts	851,500	2,532,200
of which: forwards | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	36,900	18,700
Derivative financial liabilities	32,300	24,100
Notional amounts related to derivative financial assets and liabilities	2,267,700	2,152,000
of which: forwards | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	27,300	31,500
of which: swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	26,500	37,700
Derivative financial liabilities	20,300	32,600
Notional amounts related to derivative financial assets and liabilities	1,354,100	1,331,600
Other notional amounts	14,974,200	16,601,300
of which: swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	55,200	52,200
Derivative financial liabilities	53,500	58,100
Notional amounts related to derivative financial assets and liabilities	3,785,400	3,809,700
Other notional amounts	267,000	178,700
of which: swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	5,900	6,600
Derivative financial liabilities	8,200	9,200
Notional amounts related to derivative financial assets and liabilities	352,800	273,300
of which: swaps | Over-the-counter (OTC) contracts | Commodities
Derivative 1 [Line Items]
Derivative financial assets	900	900
Derivative financial liabilities	1,100	700
Notional amounts related to derivative financial assets and liabilities	58,300	50,000
of which: options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	14,700	17,700
Derivative financial liabilities	16,100	20,000
Notional amounts related to derivative financial assets and liabilities	2,189,100	2,066,700
of which: options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	8,600	7,700
Derivative financial liabilities	8,700	7,600
Notional amounts related to derivative financial assets and liabilities	1,145,200	944,400
of which: options | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	4,400	4,900
Derivative financial liabilities	8,300	9,000
Notional amounts related to derivative financial assets and liabilities	226,100	245,200
of which: options | Over-the-counter (OTC) contracts | Commodities
Derivative 1 [Line Items]
Derivative financial assets	800	600
Derivative financial liabilities	400	300
Notional amounts related to derivative financial assets and liabilities	42,200	42,300
of which: options | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative 1 [Line Items]
Derivative financial assets	100	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	7,800	3,400
Other notional amounts	190,300	96,100
of which: options | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	13,400	15,400
Derivative financial liabilities	13,500	14,300
Notional amounts related to derivative financial assets and liabilities	784,700	876,600
Other notional amounts	8,700	8,500
of which: futures | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative 1 [Line Items]
Other notional amounts	827,500	843,700
of which: futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Other notional amounts	84,600	86,600
of which: futures | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Other notional amounts	12,600	13,700
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	13,100	8,300
Derivative financial liabilities	12,700	8,200
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Commodities
Derivative 1 [Line Items]
Derivative financial assets	300	200
Derivative financial liabilities	400	300
of which: credit default swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	2,800	3,800
Derivative financial liabilities	3,300	4,400
Notional amounts related to derivative financial assets and liabilities	138,700	269,600
of which: total return swaps | Over-the-counter (OTC) contracts | Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	0	100
Derivative financial liabilities	300	300
Notional amounts related to derivative financial assets and liabilities	$ 1,000	$ 3,700